Shareholders' Equity (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ 351,576	$ 286,890	$ 457,587
Balance	496,142	351,576	286,890
Accumulated Other Comprehensive Income (Losses) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(441,649)	(424,263)	(302,467)
Other comprehensive loss before reclassifications	10,324	(29,014)	(108,027)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	1,978	11,628	(13,769)
Net current-period other comprehensive (loss) income	12,302	(17,386)	(121,796)
Balance	(429,347)	(441,649)	(424,263)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(441,081)	(431,190)	(302,889)
Other comprehensive loss before reclassifications	4,800	(9,891)	(128,301)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	0	0	0
Net current-period other comprehensive (loss) income	4,800	(9,891)	(128,301)
Balance	(436,281)	(441,081)	(431,190)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	305	7,876	1,598
Other comprehensive loss before reclassifications	6,462	(18,813)	20,487
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	1,592	11,242	(14,209)
Net current-period other comprehensive (loss) income	8,054	(7,571)	6,278
Balance	8,359	305	7,876
Post-Employment Benefits [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(873)	(949)	(1,176)
Other comprehensive loss before reclassifications	(938)	(310)	(213)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	386	386	440
Net current-period other comprehensive (loss) income	(552)	76	227
Balance	$ (1,425)	$ (873)	$ (949)